TRADE RECEIVABLES (Tables)	6 Months Ended
Jun. 30, 2022
TRADE RECEIVABLES
Schedule of information about trade receivables

	As of
	June 30, 2022	December 31, 2021
	RMB’000	RMB’000
Trade receivables	798,905	822,747
Less: provision for impairment	(780,012)	(771,331)
	18,893	51,416

Schedule of aging analysis of the Company's trade receivables, based on the invoice date

An aging analysis of the Company’s trade receivables, based on the invoice date, is as follows:

	As of
	June 30, 2022	December 31, 2021
	RMB’000	RMB’000
Within 90 days	422	81
Between 3 and 6 months	—	—
More than 6 months	18,471	51,335
	18,893	51,416